ACCOUNTS RECEIVABLE, NET - Movements in the allowance for doubtful account (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Analysis of the movements in the allowance for doubtful account
Balance at beginning of the year	¥ 13,615,875	$ 1,917,783	¥ 8,530,951	¥ 8,530,951	$ 1,343,838	¥ 2,116,317
Additions	6,447,110	908,069	2,888,417	5,100,000	801,003	6,414,634
Balance at end of the year	¥ 20,062,985	$ 2,825,852	¥ 11,419,368	¥ 13,615,875	$ 1,917,783	¥ 8,530,951